LEASES (Schedule of Lease-Related Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 144,098	$ 154,652
Current lease liabilities Accrued expenses and other liabilities	22,741	22,772
Long-term lease liabilities	124,353	143,324
Debt and Lease Obligation	$ 147,094	$ 166,096
Weighted average remaining lease term (years)	7 years 11 months 1 day	8 years 9 months 25 days
Weighted average discount rate	2.47%	2.12%